Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 EquityUnit Segment Venture	Dec. 31, 2011	Dec. 31, 2010 EquityUnit
Basis Of Presentation And Significant Accounting Policies [Line Items]
Number of business segments	3
Number of joint ventures	2
Period of maturity for cash and cash equivalents	Three months or less
Period of original maturity for certificate of deposits	Greater than three months
Net cash refunds of income tax payments		$ 1,500,000	$ 65,400,000
Cash payments of income taxes	1,400,000	1,300,000	1,300,000
Amortization of deferred financing costs	4,908,000	5,118,000	5,314,000
Write-off of deferred financing costs related to refinancing of credit facility		1,681,000
Write off of deferred debt issuance cost associated with senior notes			300,000
Term of management rights for income amortization	65 years
Amortization expense of deferred software costs	10,000,000	8,700,000	8,200,000
Base Management fee	2.00%
Total Base Management fee	5,100,000
Advertising costs included in continuing operations	$ 21,800,000	$ 22,200,000	$ 25,600,000
Effect of dilutive stock-based compensation awards	861,000		709,000
Potentially issuable shares under the conversion spread	3,774,000		413,000
Approximate number of common stock share which can be purchased under warrants	16,000,000
Initial strike price under warrant	27.00
Approximate number of common stock share which can be purchased under warrants	1,328,721	0	0
3.75% Convertible Senior Notes [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Interest	3.75%	3.75%
Maturity year of note	2014
Stock Options [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Stock-based compensation awards outstanding	602,000	1,401,000	1,628,000
Osceola County [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Land area covered under operating lease agreement	65.3
Grapevine [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Land area covered under operating lease agreement	10.0
Maximum [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Maximum interest in non-marketable investments using cost method of accounting	20.00%
Interest in non-marketable investments using equity method of accounting	50.00%
Maximum [Member] | Software Development [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of deferred software costs	5 years
Minimum [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Interest in non-marketable investments using equity method of accounting	20.00%
Minimum [Member] | Software Development [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of deferred software costs	3 years